LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.92%
Equity Funds–68.29%
iShares Core S&P 500 ETF	306,293	$176,675,928
iShares Core S&P Mid-Cap ETF	685,326	42,709,516
iShares Edge MSCI Min Vol USA ETF	1,673,525	152,809,568
iShares Russell 2000 ETF	248,837	54,965,605
		427,160,617
Fixed Income Funds–28.59%
iShares Broad USD Investment Grade Corporate Bond ETF	574,073	30,184,758
iShares Core U.S. Aggregate Bond ETF	877,683	88,882,957
iShares Core U.S. Treasury Bond ETF	1,267,279	29,717,693
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	313,638	$30,049,657
		178,835,065
Money Market Fund–3.04%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	19,003,098	19,003,098
		19,003,098
Total Investment Companies (Cost $412,287,499)		624,998,780

TOTAL INVESTMENTS–99.92% (Cost $412,287,499)	624,998,780
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	471,960
NET ASSETS APPLICABLE TO 43,836,150 SHARES OUTSTANDING–100.00%	$625,470,740

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
25	E-mini Russell 2000 Index	$2,811,500	$2,757,956	12/20/24	$53,544	$—
44	E-mini S&P 500 Index	12,791,350	12,519,039	12/20/24	272,311	—
12	E-mini S&P MidCap 400 Index	3,778,320	3,679,354	12/20/24	98,966	—
Total Futures Contracts					$424,821	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–1